K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

April 6, 2018

EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Beacon Sound Point Enhanced Income Fund
File Nos. 333-222968 and 811-23326
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the American Beacon Sound Point Enhanced Income Fund (the “Trust”) is Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-2 (the “Registration Statement”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) respond to comments from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on Trust’s initial Registration Statement, which was filed with the SEC on February 9, 2018; (2) file exhibits that were not included with the Trust’s initial Registration Statement; and (3) make other changes to the Trust’s prospectus and statement of additional information.

The Trust respectfully requests that the SEC staff furnish the Trust with any comments it may have as soon as reasonably practicable.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015 or Jennifer R. Gonzalez at (202) 778-9286.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Rosemary Behan
   American Beacon Advisors, Inc.

Jennifer R. Gonzalez
   K&L Gates LLP